UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

ATAC Credit Rotation ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 ATAC Credit Rotation ETF Ticker: JOJO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the ATAC Credit Rotation ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://www.atacfunds.com/jojo. You can also request this information by contacting us at (855) 282-2386 or by writing the Fund at ATAC Credit Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC Credit Rotation ETF	$50	0.98%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$3,065
Number of Holdings	3
Portfolio Turnover	1,088%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
iShares 20+ Year Treasury Bond ETF	80.1
iShares 7-10 Year Treasury Bond ETF	19.7

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.atacfunds.com/jojo.

ATAC US Rotation ETF Tailored Shareholder Report

semi-annual Shareholder Report February 28, 2025 ATAC US Rotation ETF Ticker: RORO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the ATAC US Rotation ETF (the "Fund") for the period September 1, 2024 to February 28, 2025. You can find additional information about the Fund at www.atacfunds.com/roro. You can also request this information by contacting us at (855) 282-2386 or by writing the Fund at ATAC US Rotation ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ATAC US Rotation ETF	$49	0.98%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of February 28, 2025)

Fund Size (Thousands)	$5,076
Number of Holdings	5
Portfolio Turnover	866%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
Schwab U.S. Large-Cap Growth ETF	65.6
Vanguard Small-Cap ETF	20.0
ProShares UltraPro Russell2000	15.3

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.atacfunds.com/roro.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
February 28, 2025 (Unaudited)

Tidal ETF Trust

• ATAC Credit Rotation ETF	| JOJO	| NYSE Arca, Inc.
• ATAC US Rotation ETF	| RORO	| NYSE Arca, Inc.

ATAC ETFs

Schedule of Investments	ATAC Credit Rotation ETF

February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.8%	Shares	Value
iShares 20+ Year Treasury Bond ETF (a)	26,568	$2,455,681
iShares 7-10 Year Treasury Bond ETF	6,344	604,710
TOTAL EXCHANGE TRADED FUNDS (Cost $2,975,370)		3,060,391

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.29% (b)	5,490	5,490
TOTAL SHORT-TERM INVESTMENTS (Cost $5,490)		5,490

TOTAL INVESTMENTS - 100.0% (Cost $2,980,860)		3,065,881
Liabilities in Excess of Other Assets - (0.0)% (c)		(1,258)
TOTAL NET ASSETS - 100.0%		$3,064,623

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments	ATAC US Rotation ETF

February 28, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 100.9%	Shares	Value
ProShares UltraPro Russell2000	17,740	$774,883
Schwab U.S. Large-Cap Growth ETF (a)(b)	122,069	3,330,042
Vanguard Small-Cap ETF	4,277	1,016,173
TOTAL EXCHANGE TRADED FUNDS (Cost $5,121,602)		5,121,098

SHORT-TERM INVESTMENTS - 50.6%
Investments Purchased with Proceeds from Securities Lending - 50.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (c)(d)	2,559,150	2,559,150

Money Market Funds - 0.2%	Shares
First American Government Obligations Fund - Class X, 4.29% (c)	9,426	9,426
TOTAL SHORT-TERM INVESTMENTS (Cost $2,568,576)		2,568,576

TOTAL INVESTMENTS - 151.5% (Cost $7,690,178)		7,689,674
Liabilities in Excess of Other Assets - (51.5)%		(2,614,062)
TOTAL NET ASSETS - 100.0%		$5,075,612

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is on loan as of February 28, 2025. The total market value of these securities was $2,529,626 which represented 49.8% of net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

(d)	All or a portion of this security has been pledged as collateral. The total value of assets committed as collateral as of February 28, 2025 is $2,559,150 which represented 50.4% of net assets.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities	ATAC ETFs

February 28, 2025 (Unaudited)

	ATAC Credit Rotation ETF	ATAC US Rotation ETF
ASSETS:
Investments, at value (Note 2)	$3,065,881	$7,689,674
Security lending income receivable (Note 6)	945	122
Interest receivable	43	27
Receivable for investments sold	—	5,070,375
Total assets	3,066,869	12,760,198

LIABILITIES:
Payable to adviser (Note 4)	2,246	3,834
Payable for investments purchased	—	5,121,602
Payable upon return of securities loaned (Note 6)	—	2,559,150
Total liabilities	2,246	7,684,586
NET ASSETS	$3,064,623	$5,075,612

NET ASSETS CONSISTS OF:
Paid-in capital	$4,975,372	$13,578,050
Total accumulated losses	(1,910,749)	(8,502,438)
Total net assets	$3,064,623	$5,075,612

Net assets	$3,064,623	$5,075,612
Shares issued and outstanding(a)	200,000	300,000
Net asset value per share	$15.32	$16.92

COST:
Investments, at cost	$2,980,860	$7,690,178

LOANED SECURITIES:
at value (included in investments)	$—	$2,529,626

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	ATAC ETFs

For the Six-Months Ended February 28, 2025 (Unaudited)

	ATAC Credit Rotation ETF	ATAC US Rotation ETF
INVESTMENT INCOME:
Dividend income	$84,322	$91,636
Interest income	188	279
Securities lending income (Note 6)	3,422	2,402
Total investment income	87,932	94,317

EXPENSES:
Investment advisory fee (Note 4)	18,270	36,668
Total expenses	18,270	36,668
Expense reimbursement by Adviser (Note 4)	(3,946)	(7,920)
Net expenses	14,324	28,748
NET INVESTMENT INCOME	73,608	65,569

REALIZED AND UNREALIZED
GAIN (LOSS)
Net realized gain (loss) from:
Investments	(20,601)	(32,659)
Net realized gain (loss)	(20,601)	(32,659)
Net change in unrealized appreciation (depreciation) on:
Investments	86,784	66,008
Net change in unrealized appreciation (depreciation)	86,784	66,008
Net realized and unrealized gain (loss)	66,183	33,349
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$139,791	$98,918

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	ATAC ETFs

	ATAC Credit Rotation ETF		ATAC US Rotation ETF
	Six-Months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024	Six-Months ended February 28, 2025 (Unaudited)	Year ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$73,608	$154,059	$65,569	$142,604
Net realized gain (loss)	(20,601)	93,876	(32,659)	733,546
Net change in unrealized appreciation (depreciation)	86,784	(74,543)	66,008	(584,130)
Net increase (decrease) in net assets from operations	139,791	173,392	98,918	292,020

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(72,011)	(154,100)	(171,023)	(142,604)
Return of capital	—	(14,552)	—	(101,487)
Total distributions to shareholders	(72,011)	(168,652)	(171,023)	(244,091)

CAPITAL TRANSACTIONS:
Subscriptions	—	—	—	12,118,693
Redemptions	—	(2,185,358)	(2,129,663)	(15,787,528)
Net increase (decrease) in net assets from capital transactions	—	(2,185,358)	(2,129,663)	(3,668,835)

NET INCREASE (DECREASE) IN NET ASSETS	67,780	(2,180,618)	(2,201,768)	(3,620,906)

NET ASSETS:
Beginning of the period	2,996,843	5,177,461	7,277,380	10,898,286
End of the period	$3,064,623	$2,996,843	$5,075,612	$7,277,380

SHARES TRANSACTIONS
Subscriptions	—	—	—	675,000
Redemptions	—	(150,000)	(125,000)	(900,000)
Total increase (decrease) in shares outstanding	—	(150,000)	(125,000)	(225,000)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	ATAC Credit Rotation ETF

For a share outstanding throughout the periods presented

	Six-Months	Year ended August 31,
	ended February 28, 2025 (Unaudited)	2024	2023	2022	Period ended August 31, 2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$14.98	$14.79	$15.52	$20.14	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.37	0.60	0.63	0.30	0.00(d)
Net realized and unrealized gain (loss) on investments(e)	0.33	0.25	(0.73)	(4.14)	0.16
Total from investment operations	0.70	0.85	(0.10)	(3.84)	0.16

LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.60)	(0.63)	(0.63)	(0.02)
Return of capital	—	(0.06)	(0.00)(d)	(0.15)	—
Total distributions	(0.36)	(0.66)	(0.63)	(0.78)	(0.02)
Net asset value, end of period	$15.32	$14.98	$14.79	$15.52	$20.14

TOTAL RETURN(f)	4.78%	6.01%	-0.62%	-19.58%	0.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,065	$2,997	$5,177	$6,210	$4,028
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)(h)	1.25%	1.25%	1.25%	1.25%	1.25%
After expense reimbursement/recoupment(g)(h)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets(g)(h)	5.04%	4.17%	4.19%	1.68%	0.11%
Portfolio turnover rate(f)(i)	1,088%	1,440%	1,559%	1,950%	174%

(a)	Inception date of the Fund was July 15, 2021.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Amount represents less than $0.005 per share.

(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	ATAC US Rotation ETF

For a share outstanding throughout the periods presented

	Six-Months	Year ended August 31,
	ended February 28, 2025 (Unaudited)	2024	2023	2022	Period ended August 31, 2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$17.12	$16.77	$14.16	$24.51	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.19	0.23	0.26	0.16	0.06
Net realized and unrealized gain (loss) on investments(d)	0.13	0.53	2.73	(9.88)	4.45
Total from investment operations	0.32	0.76	2.99	(9.72)	4.51

LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)	(0.24)	(0.27)	(0.63)	—
Return of capital	—	(0.17)	(0.11)	—	—
Total distributions	(0.52)	(0.41)	(0.38)	(0.63)	—
Net asset value, end of period	$16.92	$17.12	$16.77	$14.16	$24.51

TOTAL RETURN(e)	1.83%	4.53%	21.52%	-40.69%	22.55%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$5,076	$7,277	$10,898	$7,788	$41,056
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)(g)	1.25%	1.25%	1.25%	1.25%	1.25%
After expense reimbursement/recoupment(f)(g)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets(f)(g)	2.24%	1.33%	1.71%	0.81%	0.33%
Portfolio turnover rate(e)(h)	866%	1,855%	1,452%	1,212%	678%

(a)	Inception date of the Fund was November 17, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

The ATAC Credit Rotation ETF and the ATAC US Rotation ETF (each, a “Fund,” and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Funds commenced operations as non-diversified series of the Trust; however, the Funds continuously operated as diversified for three years and as of July 15, 2024, and November 17, 2023, respectively, ATAC Credit Rotation ETF and ATAC US Rotation ETF are now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The ATAC Credit Rotation ETF commenced operations on July 15, 2021 and the ATAC US Rotation ETF commenced operations on November 17, 2020.

The investment objective of the ATAC Credit Rotation ETF is to seek current income and long-term capital appreciation. The investment objective of the ATAC US Rotation ETF is to seek total return.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities that are listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2025:

ATAC Credit Rotation ETF

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$3,060,391	$—	$—	$3,060,391
Money Market Funds	5,490	—	—	5,490
Total Investments	$3,065,881	$—	$—	$3,065,881

ATAC US Rotation ETF
	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$5,121,098	$—	$—	$5,121,098
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,559,150
Money Market Funds	9,426	—	—	9,426
Total Investments	$5,130,524	$—	$—	$7,689,674

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,559,150 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of February 28, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the ATAC Credit Rotation ETF are declared and paid at least monthly and for the ATAC US Rotation ETF are declared and paid at least quarterly. Distributions to shareholders from net realized gains on securities, if any, for each Fund normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for each Fund, rounded to the nearest cent. Fund shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

G.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If either Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 — PRINCIPAL INVESTMENT RISKS

Associated Risks of Short-Term Signals. Because the Funds expect to change their exposure as frequently as each week based on short-term price performance information, (i) each Fund’s exposure may be affected by significant market movements at or near the end of such short-term period that are not predictive of such asset’s performance for subsequent periods and (ii) changes to each Fund’s exposure may lag a significant change in an asset’s direction (up or down) if such changes first take effect at or near a weekend. Such lags between an asset’s performance and changes to each Fund’s exposure may result in significant underperformance relative to the broader equity or fixed income market.

Short-Term Signals Risk (ATAC Credit Rotation ETF). Additionally, because the Adviser determines the exposure for the ATAC Credit Rotation ETF based on the performance of the Utilities sector relative to the performance of the U.S. large-capitalization equity market, the Fund is exposed to the risk that such assets or their relative performance fail to accurately produce an advantageous signal. Consequently, the ATAC Credit Rotation ETF may significantly underperform relative to the broader fixed income market if the

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

ATAC Credit-On/Credit-Off Index (the “JOJO Index”) is unsuccessful at producing an advantageous signal for the allocation to Underlying ETFs.

Short-Term Signals Risk (ATAC US Rotation ETF). Additionally, because the Adviser determines the exposure for the ATAC US Rotation ETF based on the price movements of gold and lumber, the Fund is exposed to the risk that such assets or their relative price movements fail to accurately predict future performance. Consequently, the ATAC US Rotation ETF may significantly underperform relative to the broader equity or fixed income market if the ATAC Risk-On/Risk-Off Index (the “RORO Index”) is unsuccessful at predicting future performance for the underlying exchange-traded funds (“Underlying ETFs” or “ETF”) in which the Fund invests.

Credit Risk (ATAC Credit Rotation ETF Only). Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. These circumstances all affect the credit risk associated with debt securities and the credit risk could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

Derivatives Risk (ATAC US Rotation ETF Only). The Fund is exposed to risks associated with derivatives through its investments in leveraged Underlying ETFs. Such Underlying ETFs may use derivative instruments, including swap agreements and futures contracts, which derive their value from the value of an underlying asset or index. Derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Underlying ETFs may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Underlying ETFs may give rise to a form of leverage. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Underlying ETFs to be more volatile. The use of leverage may also increase expenses and increase the impact of the Underlying ETF’s other risks. The use of leverage may cause the Underlying ETFs to liquidate portfolio positions to satisfy its obligations or to meet collateral segregation requirements or regulatory requirements when it may not be advantageous to liquidate such positions, resulting in increased volatility of returns. Certain of the Underlying ETF’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Underlying ETFs realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Underlying ETF’s after-tax returns.

Equity Market Risk (ATAC US Rotation ETF Only). To the extent the Fund invests in Underlying ETFs that invest in equity securities or in equity securities directly, the Fund is subject to the risk that the equity securities held by the Fund or by such Underlying ETFs may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund or an Underlying ETF invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stocks and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers.

ETF Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Costs of Buying or Selling Shares. Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate each Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

●	Trading. Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of each Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Fixed Income Securities Risk. The Funds invest directly or in Underlying ETFs that principally invest in long-duration U.S. Treasury securities. The value of fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. On the other hand, if rates fall, the value of the fixed income securities generally increases. Fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. The value of fixed income securities may be affected by the inability of issuers to repay principal and interest or illiquidity in debt securities markets.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. The market value of a security in the Fund’s portfolio may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the Fund originally paid for it, or less than it was worth at an earlier time. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Government Obligations Risk (ATAC US Rotation ETF Only). The Fund invests directly or in Underlying ETFs that principally invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. The Fund may also invest directly in these securities. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline. Debt securities with a longer maturity, such as U.S. Treasuries, may fluctuate in value more than ones with a shorter maturity.

Growth Stocks Risk (ATAC US Rotation ETF Only). Growth stocks, which may be held by some of the Underlying ETFs in which the Fund invests or in which the Fund may directly invest, tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics, and consumer preferences. Growth companies may depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns.

High Portfolio Turnover Risk. The Funds may actively and frequently trade all or a significant portion of the securities in their portfolio. A high portfolio turnover rate increases transaction costs, which may increase each Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Funds due to an increase in short-term capital gains.

High Yield Securities Risk (ATAC Credit Rotation ETF Only). Securities rated below-investment-grade are often referred to as high-yield securities or “junk bonds” and are considered speculative in nature. The Fund may invest directly or through Underlying ETFs in high-yield securities. Investments in lower-rated corporate debt securities typically entail greater price volatility and principal and income risk. High-yield securities may be more

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of high-yield securities have been found to be more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high-yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high-yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the Fund by investing in such securities may incur additional expenses to obtain recovery.

Interest Rate Risk (ATAC Credit Rotation ETF Only). When interest rates increase, underlying fixed income securities or instruments held by the Fund will generally decline in value. The historically low interest rate environment heightens the risks associated with rising interest rates. A rising interest rate environment may adversely impact the liquidity of fixed income securities and lead to increased volatility of fixed income markets. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Fund’s investments. Fluctuations in interest rates may also affect the liquidity of underlying fixed income securities and instruments held by the Fund.

Leveraged ETF Risk (ATAC US Rotation ETF Only). Leveraged ETFs seek to provide investment results that match a multiple of the performance of an underlying index (e.g., three times the performance) for a single day and rely to some degree, often extensively, on derivatives to achieve their objectives. Thus, the Fund is indirectly exposed to derivatives risk through their investments in these leveraged ETFs. Further, investments in leveraged ETFs are subject to the risk that the performance of such ETF will not correlate with the underlying index as intended. Leveraged ETFs often “reset” daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. This effect can be magnified in volatile markets. Consequently, these investment vehicles may be extremely volatile and can potentially expose the Fund to complete loss of their investment. Leveraged ETFs are also subject to the risks presented by traditional ETFs (see “ETF Risks” above).

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

Market Capitalization Risk (ATAC US Rotation ETF Only). These risks apply to the extent the Underlying ETFs in which the Fund invests or in which the Fund invests directly, hold securities of large- and small-capitalization companies.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Underlying ETFs Risks. The Funds may suffer losses due to the investment practices of the Underlying ETFs. The Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by the Underlying ETFs. Additionally, the market price of the shares of an Underlying ETF in which the Funds invest will fluctuate based on changes in the NAV, as well as changes in the supply and demand of its shares in the secondary market. It is also possible that an active secondary market for an Underlying ETF’s shares may not develop, and market trading in the shares of the Underlying ETF may be halted under certain circumstances. The Funds will incur higher and duplicative expenses because they invest in Underlying ETFs. Underlying ETFs are also subject to the “ETF Risks” described above.

NOTE 4 — COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sales transactions, subject to the supervision of the Board.

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

Pursuant to the Advisory Agreement, the Funds pay the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
ATAC Credit Rotation ETF	1.25%	0.98%
ATAC US Rotation ETF	1.25%	0.98%

The Adviser has contractually agreed to waive 0.27% of its Investment Advisory Fee until at least December 31, 2025 for each Fund (each, a “Fee Waiver Agreement,” and collectively, the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the six-months ended February 28, 2025 are disclosed in the Statements of Operations.

The Adviser has entered into an agreement with Tactical Rotation Management, LLC (“TRM”), an entity owned by Mr. Michael Gayed, a portfolio manager for the Funds, under which the Adviser and TRM jointly assume the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”), and such expenses are divided equally between the Adviser and TRM. Although TRM has agreed to be responsible for half of the Unitary Expenses, the Adviser retains the ultimate obligation to the Funds to pay such expenses. TRM is entitled to a fee, paid by the Adviser, based on the Investment Advisory Fees earned by the Adviser under the Advisory Agreement less the Unitary Expenses and certain start-up costs.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Funds.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 — SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 — SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Funds. The Funds receive compensation in the form of fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2025, the market value of the securities on loan and payable on collateral received for securities lending for the ATAC US Rotation ETF was as follows:

Fund	Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
ATAC US Rotation ETF	$2,529,626	$2,559,150	49.8%

As of February 28, 2025, ATAC US Rotation ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the ATAC US Rotation ETF could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the ATAC US Rotation ETF bears the risk of loss associated with the investment of cash collateral received.

During the six-months ended February 28, 2025, the ATAC US Rotation ETF loaned securities that were collateralized by cash. The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC as listed in each Fund’s Schedule of Investments, if applicable. Securities lending income is disclosed in the Funds’ Statements of Operations. During the six-months ended February 28, 2025, the ATAC Credit Rotation ETF did not have any securities on loan.

The Funds are not subject to a master netting agreement with respect to each Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the six-months ended February 28, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were as follows:

Fund	Purchases	Sales
ATAC Credit Rotation ETF	$32,283,639	$32,281,116
ATAC US Rotation ETF	50,140,431	50,201,358

For the six-months ended February 28, 2025, there were no purchases or sales of long-term U.S. government securities.

For the six-months ended February 28, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
ATAC Credit Rotation ETF	$—	$—
ATAC US Rotation ETF	—	2,128,971

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

NOTE 8 — INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended February 28, 2025 (estimated) and prior fiscal year ended August 31, 2024 were as follows:

Fund	Distributions paid from:	February 28, 2025	August 31, 2024
ATAC Credit Rotation ETF	Ordinary Income	$72,011	$154,100
	Return of Capital	—	14,552
ATAC US Rotation ETF	Ordinary Income	171,023	142,604
	Return of Capital	—	101,487

As of the prior fiscal year ended August 31, 2024, the components of accumulated losses on a tax basis were as follows:

	ATAC Credit Rotation ETF	ATAC US Rotation ETF
Investments, at cost	$3,001,013	$8,279,157
Gross tax unrealized appreciation	—	—
Gross tax unrealized depreciation	(1,763)	(995,196)
Net tax unrealized appreciation (depreciation)	(1,763)	(995,196)
Undistributed ordinary income (loss)	—	—
Undistributed long-term capital gain (loss)	—	—
Total accumulated losses	—	—
Other accumulated gain (loss)	(1,976,766)	(7,435,137)
Total accumulated losses	$(1,978,529)	$(8,430,333)

Net capital losses and net investment losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Funds’ next taxable year. As of the prior fiscal year ended August 31, 2024, the Funds had not elected to defer any post-October or late-year losses.

As of the prior fiscal year ended August 31, 2024, the ATAC Credit Rotation ETF and the ATAC US Rotation ETF had short-term capital loss carryovers of $1,976,766 and $7,435,137 respectively, both of which do not expire.

ATAC US Rotation ETF utilized $1,510,684 of short-term capital losses during the prior fiscal year ended August 31, 2024.

NOTE 9 — SHARES TRANSACTIONS

Shares of each Fund are listed and traded on NYSE Arca, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to

Notes to the Financial Statements	ATAC ETFs

February 28, 2025 (Unaudited)

waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 10 — RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 11 — SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

ATAC US Rotation ETF Semi-Annual Report – Investment Advisory Agreement Renewal Rider

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on September 18, 2024 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the ATAC US Rotation ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC, the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub- advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Michael Gayed, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser currently manages the ATAC Rotation Fund, an open-end mutual fund, and the ATAC Credit Rotation ETF, an open- end exchange-traded fund, that each utilize a systematic investment strategy comparable to the strategy employed by the Fund, but which are based on different market signals.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that although the Fund is actively- managed, the Fund’s selection and individual allocation of its investments in exchange-traded funds (“underlying ETFs”) as a percentage of the Fund’s assets attempts to replicate the risk-on and risk-off baskets of the ATAC Risk-On/Risk-Off Domestic Index (the “RORO Index”).

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and select peer groups.

The Board considered the performance of the Fund on an absolute basis, in comparison to the RORO Index, its benchmark index (the S&P 500 Total Return Index), and in comparison to a secondary index (the Lipper Flexible Portfolio Fund Total Return Index). The Board also considered comparative information prepared by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. tactical allocation funds) (the “RORO Peer Group”), as well as a peer group of ETFs representing a subset of the RORO Peer Group based on select criteria (the “RORO Select Peer Group”). The Board noted that the Fund’s performance trailed the S&P 500 Total Return Index and the Lipper Flexible Portfolio Fund Total Return Index for the year-to-date, one-year, three-year and since inception periods ended June 30, 2024, and the Fund had negative absolute returns for the year-to-date, three-year and since inception periods ended June 30, 2024. The Board also considered that the Fund had underperformed the RORO Peer Group median and average for the one-year and three-year periods ended August 2, 2024. The Board noted that the Fund ranked 21 out of 22 funds in the RORO Peer Group for the one-year period ended August 2, 2024, and 18 out of 18 funds in the RORO Peer Group for the three-year period ended August 2, 2024. In evaluating the Fund’s performance, the Board considered the systematic nature of the Fund’s investment strategy which bases investment decisions on different market signals and how that investment strategy had contributed to the Fund’s performance.

After considering all of the information, the Board concluded that the performance obtained by the Adviser for the Fund lagged all comparisons and the Board would continue to review performance on a quarterly basis. The Board also concluded that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of Tactical Rotation Management, LLC, an entity controlled by one of the Fund’s portfolio managers, to assume a portion of such obligation in exchange for a corresponding portion of the profits, if any, generated by the Fund’s unitary fee. The Board also noted that the Adviser has contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 1.25% to 0.98% of the Fund’s average daily net assets through at least December 31, 2024. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 1.25% was above the RORO Peer Group and RORO Select Peer Group averages of 0.669% and 0.783%, respectively, and that the Fund’s net expense ratio after fee waivers of 0.98% was above the RORO Peer Group average of 0.834%, but below the RORO Select Peer Group average of 1.029%.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also concluded, in light of the Fund’s strategy and investments primarily in underlying ETFs, that the advisory fee paid to the Adviser is based on services provided by the Adviser that are in addition to, rather than duplicative of, the services provided under the advisory agreements for the underlying ETFs. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates from their relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and that while the Fund was not currently profitable to the Adviser, the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as the Fund Grows. The Board compared the Fund’s expenses relative to its peer groups and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.	Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	May 5, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	May 5, 2025

* Print the name and title of each signing officer under his or her signature.